Schedule of Investments
May 31, 2023 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 69.10%

Air Courier Services - 2.23%
FedEx Corp.	4,400	959,112

Aircraft Engines & Engines Parts - 2.22%
Honeywell International, Inc.	5,000	958,000

Beverages - 1.69%
PepsiCo, Inc.	4,000	729,400

Commercial Banks - 1.44%
Toronto Dominion Bank (Canada)	11,000	622,600

Electric Services - 2.58%
NextEra Energy, Inc.	15,200	1,116,592

Electrical Work - 4.51%
Quanta Services, Inc.	11,000	1,953,380

Electromedical & Electrotherapeutic Appa - 1.24%
Medtronic PLC. (Ireland)	6,500	537,940

Electronic Computers - 2.74%
Apple, Inc.	6,700	1,187,575

Food & Kindred Products - 1.34%
Nestle S.A. ADR	4,900	581,777

Guided Missiles & Space Vehicles & Parts - 2.62%
Lockheed Martin Corp.	2,550	1,132,226

National Commercial Banks - 3.87%
Citigroup, Inc.	13,000	576,160
JPMorgan Chase & Co.	8,100	1,099,251

		1,675,411

Petroleum Refining - 2.19%
Chevron Corp.	576,094	948,906

Pharmaceutical Preparations - 9.86%
Bristol Myers Squibb Co.	8,550	550,962
Eli Lilly & Co.	1,800	773,028
Johnson & Johnson	5,000	775,300
Merck & Co., Inc.	11,950	1,319,400
Pfizer, Inc.	22,300	847,846

		4,266,536

Railroads, Line-Haul Operating - 2.05%
Union Pacific Corp.	4,600	885,592

Retail-Drug Stores & Proprietary Stores - 2.14%
CVS Health Corp.	13,594	924,800

Retail-Lumber & Other Building Materials Dealers - 1.44%
Home Depot, Inc.	2,200	623,590

Retail-Variety Stores - 2.71%
WalMart, Inc.	8,000	1,174,960

Rubber & Plastics Footwear - 1.22%
Nike, Inc. Class B	5,000	526,300

Semiconductors & Related Devices - 5.11%
Broadcom, Inc.	1,600	1,292,736
Intel Corp.	13,200	415,008
Texas Instruments, Inc.	2,900	504,252

		2,211,996

Services-Business Services - 4.78%
Accenture PLC. Class A (Ireland)	3,000	917,760
MasterCard, Inc. Class A	3,150	1,149,813

		2,067,573

Services-Computer Programming, Data Processing, Etc. - 5.65%
Alphabet, Inc. Class A (2)	10,700	1,314,709
Meta Platforms, Inc. Class A (2)	4,275	1,131,678

		2,446,387

Services-Medical Laboratories - 1.06%
Laboratory Corp. of America Holdings	2,150	456,939

Services-Miscellaneous Amusement & Recreation - 0.81%
Walt Disney Co. (2)	4,000	351,840

Services-Prepackaged Software - 3.64%
Microsoft Corp.	3,700	1,215,043
VMWare, Inc. Class A (2)	2,643	360,214

		1,575,257

Total Common Stock	(Cost $ 16,665,877)	29,914,689

Real Estate Investment Trusts - 4.74%

Extra Space Storage, Inc.	5,100	735,777
Prologis, Inc.	9,452	1,177,247
Ready Capital Corp., 5.750%, due 02/15/26	6,000	138,600

Total Real Estate Investment Trusts	(Cost $ 1,047,531)	2,051,624

Corporate Bonds - 16.81% (2) (5)

Air Transportation, Scheduled - 0.59%
Southwest Airlines Co., 5.250%, due 05/04/25	250,000	249,055

Aircraft - 0.54%
Boeing Co., 2.600%, due 10/30/25	260,500	234,796

Asset Management - 0.56%
Janus Capital Group, Inc., 4.875%, due 08/01/25	250,000	243,673

Beverages - 0.34%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	150,000	147,973

Commercial Banks - 0.21%
Royal Bank of Canada, 1.200%, due 04/27/26	100,000	89,771

Electric Services - 0.23%
Southern California Edison Co. Series E, 3.700%, due 08/01/25	100,000	97,171

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.63%
General Electric Co. Series A, 7.146%, to 09/15/2049	300,000	272,316

Gen Building Contractors - Residential Buildings - 0.80%
Lennar Corp., 4.750%, due 11/29/27	150,000	146,853
Lennar Corp., 4.875%, due 12/15/23	200,000	199,592

		346,445

Hotels and Motels - 0.58%
Marriott International, Inc. Series Z, 4.150%, 12/01/23	250,000	248,595

Investment Advice - 0.44%
Affiliated Managers Group, Inc., 3.500%, 08/01/25	200,000	191,224

Miscellaneous Business Credit Institution - 0.11%
Ford Motor Credit Co. LLC., 3.810%, due 01/09/24	50,000	49,023

Motor Vehicles & Passanger Car Bodies - 0.28%
General Motors Financial Co., Inc., 3.100%, 1/12/32	150,000	120,857

National Commercial Banks - 4.75%
Banc of California, Inc., 5.250%, due 04/15/25	300,000	249,337
Bank of America Corp. Series L, 3.950%, due 04/21/25	100,000	97,422
Citigroup, Inc. Series B, 9.093%, to 05/15/43	200,000	199,433
Citigroup Global Markets, Inc. Series MTN, 3.000%, 07/17/23	500,000	495,517
JPMorgan Chase & Co. Series B, 5.313%, due 02/01/27 (3-month US Libor + .50%)	150,000	138,409
JPMorgan Chase & Co., 5.150%, to 08/01/2023	200,000	201,000
Old National Bancorp, 4.125%, due 08/15/24	100,000	92,227
Truist Financial Corp. Series M, 5.125%, to 12/15/27	150,000	112,500
US Bancorp, 3.700%, to 01/15/27	300,000	218,768
Wells Fargo & Co. Series MTN, 6.000%, due 10/28/25	250,000	250,062

		2,054,675

Personal Credit Institutions - 0.53%
Discover Financial Services Series D, 6.125%, to 06/23/25	250,000	230,587

Pharmaceutical Preparations - 0.34%
AbbVie, Inc., 3.200%, due 05/14/26	100,000	96,023
Mylan, Inc., 4.200%, due 11/29/23	50,000	49,611

		145,634

Property & Casualty Insurance - 0.46%
Finial Holdings, Inc., 7.125%, due 10/15/23 (Switzerland)	200,000	200,733

Security Brokers, Dealers & Flotation Companies - 1.72%
Capital Southwest Corp., 3.375%, due 10/01/26	400,000	355,000
Goldman Sachs Group, Inc., Series MTN, 1.000%, due 11/15/23	400,000	391,008

		746,008

Services-Advertising Agencies - 0.45%
Omnicom Group, Inc., 3.600%, due 04/15/26	200,000	193,000

Services-Equipment Rental & Leasing, Nec - 0.96%
Air Lease Corp., 3.625%, 12/01/27	200,000	182,304
United Rentals, Inc., 3.875%, 11/15/27	250,000	231,287

		413,591

Services-Miscellaneous Amusement & Recreation - 0.61%
Walt Disney Co., 7.700%, due 10/30/25	250,000	263,573

Services-Prepackaged Software - 0.54%
Oracle Corp., 1.650%, due 03/25/26	100,000	91,354
VMWare, Inc., 3.900%, due 08/21/27	150,000	142,748

		234,102

State Commercial Banks - 1.16%
Citizens Financial Group, Inc., 4.350%, due 08/01/25	100,000	94,010
Eagle Bancorp, Inc., 5.750%, due 09/01/24	250,000	222,355
Fifth Third Bancorp Series L, 4.500%, to 09/30/25	200,000	172,703
SVB Financial Group, 4.100%, to 02/15/31	200,000	15,121

		504,189

Total Corporate Bonds	(Cost $ 8,238,557)	7,276,991

Municipal Bonds - 6.58% (2) (5)

California - 0.09%
Porterville Unified School District, 7.250%, due 07/01/27	20,000	20,041
San Bernardino County Redevelopment Agency, 3.625%, due 09/01/24	20,000	19,462

		39,503

Georgia - 0.24%
Georgia Loc. Govt., 4.750%, due 06/01/28	99,000	103,280

Indiana - 0.76%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	135,000	138,187
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 08/01/28	190,000	174,851
Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, due 01/15/24	15,000	14,999

		328,037

Maryland - 0.68%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	204,682
Maryland St. Econ Dev Corp Pkg Facs Revenue Taxable Senior Baltimore City Proj Series B, 3.950%, due 6/01/23	90,000	90,000

		294,682
Michigan - 0.61%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 08/01/26	25,000	26,440
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	250,000	237,400

		263,840

New York - 2.02%
City of New York, NY Txbl-Subser A-2, 1.980%, due 8/01/23	200,000	198,816
New York City NY Transitional Financice Authority Revenue, 2.760%, 02/01/26	250,000	237,470
New York St Dorm Auth Revenues, 1.085%, 07/01/24	250,000	238,393
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/23	200,000	198,942

		873,621

Ohio - 0.61%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 01/15/27	250,000	265,310

Pennsylvania - 0.92%
East Norriton Plymouth Whipain Joint Sewer Authority, 1.832%, due 8/01/28	250,000	220,072
Pennsylvania ST Txble-Ref-First Refunding Series, 1.200%, due 08/01/26	200,000	180,206

		400,278

Washington - 0.16%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/01/25	70,000	70,012

Wisconsin - 0.48%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/01/26	110,000	110,008
Wisconsin Health Edl Facs Auth Senior Living Revenue Taxable-Covenant Cmntys, Inc. Proj Ser A-2, 4.100%, due 01/01/24	100,000	98,816

		208,824

Total Municipal Bonds	(Cost $ 3,067,317)	2,847,387

Preferred Securities - 1.73%

Asset Management - 0.18%
B Riley Financial, Inc., 6.50%, due 09/30/26	4,000	78,400

Motor Vehicles & Passenger Car Bodies - 0.33%
Ford Motor Co., 6.000%, due 12/01/59	6,000	143,100

National Commercial Banks - 1.14%
BAC Capital Trust XIII Series F, 5.266% 03/15/43 (2)	150,000	111,224
Huntington Bancshares, Inc. Series E, 5.70%, to 07/15/23 (2)	150,000	121,540
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (2)	150,000	119,242
PNC Capital Trust C, 5.532%, due 06/01/28 (3-month Libor + 0.57%) (2)	150,000	135,203

		487,209

Telephone Communications (No Radio Telephone) - 0.09%
QWest Corp., 6.500%, due 09/01/56	3,000	39,900

Total Preferred Securities	(Cost $ 920,875)	748,609

Structured Note - 0.38% (2) (5)

Security Brokers, Dealers & Flotation Companies - 0.38%
Goldman Sachs Group, Inc., 0.000%, Capped at 10% (4) (maturity date: 11/13/28)	125,000	95,937
Morgan Stanley Series MTN, 0.100%, due 08/30/28 (4)	95,000	67,465

Total Structured Note	(Cost $ 196,846)	163,402

Money Market Registered Investment Companies - 0.39%

Federated Treasury Obligation Fund - Institutional Shares 4.95% (4)	169,664	169,664

Total Money Market Registered Investment Companies	(Cost $ 169,664)	169,664

Total Investments - 99.72%	(Cost $ 30,306,667)	43,172,366

Other Assets less Liabilities - 0.28%		119,877

Total Net Assets - 100.00%		43,292,243

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$32,135,977	$-
Level 2 - Other Significant Observable Inputs	11,036,389	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$43,172,366	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at May 31, 2023.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.